Pruco Life Insurance Company of New Jersey    Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                              November 11, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                       Re: Pruco Life of New Jersey Variable Appreciable Account
                           (Registration No. 333-100058)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Pre-Effective Amendment No. 1, except for a corrected typographical error in the Table of Contents; and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on November 8, 2002 (Accession No. 0001169232-02-002590).


                             By:       /s/
                                      Thomas C. Castano
                                      Assistant General Counsel
                                      Pruco Life Insurance Company of New Jersey


VIA EDGAR